Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchase of raw materials and services from a related party
Purchase of raw materials and services from a related party		$ 212,000
Borrowings from related parties
Borrowings from related parties		12,000,000	$ 5,000,000	$ 93,571,624
Repayment of borrowings to a related party
Repayment of borrowings to a related party		6,000,000	38,093,104
Accrual of interest expenses on borrowings from related parties
Accrual of interest expenses on borrowings from related parties		634,384	14,995
Related Party [Member]
Sales and service revenue from related parties
Sales and service revenue from related parties		171,090,197	127,271,262	61,504,724
Purchase of raw materials and services from a related party
Purchase of raw materials and services from a related party		102,720,612	48,484,527	49,601,203
Purchase of trademarks from related parties (a)
Purchase of trademarks from related parties	[1]	340,000
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company		92,549	79,322	104,113
Repayment of operating expenses to a related party paid on behalf of the Company
Repayment of operating expenses to a related party paid on behalf of the Company		171,069	148,000
Prepayments of raw materials to related parties (c)
Prepayments of raw materials to related parties	[2]	72,264		24,845,082
Borrowings from related parties
Borrowings from related parties		12,000,000	5,000,000	93,571,624
Repayment of borrowings to a related party
Repayment of borrowings to a related party		6,000,000	38,093,104
Accrual of interest expenses on borrowings from related parties
Accrual of interest expenses on borrowings from related parties		1,555,106	1,397,885	3,163,557
Repayment of interest expenses on borrowings from a related party
Repayment of interest expenses on borrowings from a related party		252,600	1,391,911
VSUN [Member]
Sales and service revenue from related parties
Sales and service revenue from related parties		154,690,933	116,937,974	61,504,724
Purchase of trademarks from related parties (a)
Purchase of trademarks from related parties	[1]	128,000
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company			59,802	104,113
Repayment of operating expenses to a related party paid on behalf of the Company
Repayment of operating expenses to a related party paid on behalf of the Company		60,000	148,000
Prepayments of raw materials to related parties (c)
Prepayments of raw materials to related parties	[2]	72,264
Borrowings from related parties
Borrowings from related parties	[3]			93,571,624
Repayment of borrowings to a related party
Repayment of borrowings to a related party	[3]		38,093,104
Accrual of interest expenses on borrowings from related parties
Accrual of interest expenses on borrowings from related parties	[3]	920,722	1,382,890	3,163,557
Repayment of interest expenses on borrowings from a related party
Repayment of interest expenses on borrowings from a related party	[3]		1,391,911
VSun USA [Member]
Sales and service revenue from related parties
Sales and service revenue from related parties		8,939,297	5,252,064
Purchase of raw materials and services from a related party
Purchase of raw materials and services from a related party		7,788,309
Borrowings from related parties
Borrowings from related parties	[4]	12,000,000	5,000,000
Repayment of borrowings to a related party
Repayment of borrowings to a related party	[4]	6,000,000
Accrual of interest expenses on borrowings from related parties
Accrual of interest expenses on borrowings from related parties	[4]	634,384	14,995
Repayment of interest expenses on borrowings from a related party
Repayment of interest expenses on borrowings from a related party	[4]	252,600
VSun Bac Ninh [Member]
Sales and service revenue from related parties
Sales and service revenue from related parties		6,572,678	337,346
VSun China [Member]
Sales and service revenue from related parties
Sales and service revenue from related parties		887,289	4,743,878
Purchase of raw materials and services from a related party
Purchase of raw materials and services from a related party		94,932,303	48,484,527	49,601,203
Purchase of machinery from a related party
Purchase of machinery from a related party			1,542,768	126,272
Prepayments of raw materials to related parties (c)
Prepayments of raw materials to related parties	[2]			24,845,082
VSUN GmbH
Purchase of trademarks from related parties (a)
Purchase of trademarks from related parties	[1]	212,000
Others [Member]
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company		92,549	19,520
Repayment of operating expenses to a related party paid on behalf of the Company
Repayment of operating expenses to a related party paid on behalf of the Company		111,069
Fuji Solar [Member]
Payment of offering cost by a related party on behalf of the Company
Payment of offering cost by a related party on behalf of the Company	[5]			1,179,129
Repayment of offering cost paid by a related party on behalf of the Company
Repayment of offering cost paid by a related party on behalf of the Company	[5]		$ 81,025	$ 1,098,104

[1]	For the year ended December 31, 2025, the Company purchased trademarks of $128,000 and $212,000 from VSUN and VSUN GmbH, respectively. The trademark acquisition transactions between the Company and the related parties are transactions under common control and are recorded at carryover basis in accordance with ASC 805-50. At the parent company level, the carrying value of the intangible assets were zero. Accordingly, separately identifiable intangible asset is not recognized.
[2]	For the year ended December 31, 2025, the Company made prepayments of $72,264 to VSUN for raw materials, all which were delivered to the Company as of the date of this report. For the year ended December 31, 2023, the Company also made prepayments of $24,845,082 to VSun China for raw materials, all which were delivered to the Company in the year of 2024. For the year ended December 31, 2024, the Company did not make prepayments to VSun China for raw materials.
[3]	For the year ended December 31, 2023, the Company borrowed loans of approximately $93.6 million (VND 2.2 trillion) from VSUN as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% for August 2023 and further reduced to 7% since September 2023. For the year ended December 31, 2024, the Company did not borrow loans, while repaid loans of approximately $38.1 million (VND 954.5 billion) to VSUN. In December 2024, VSUN reduced the interest rate of borrowings to 2%, and applied the reduced interest rate to borrowings of 2023. For the year ended December 31, 2024, the Company reversed interest expenses of 2023 in the amount of $1,505,865 as a result of reduced interest rate of borrowings. For the year ended December 31, 2025, the Company did not borrow loans from or repaid loans to VSUN. For the year ended December 31, 2025, 2024 and 2023, the Company accrued interest expenses of $920,722, $1,382,890 and $3,163,557 on the borrowings, respectively. For the year ended December 31, 2025, 2024 and 2023, the Company paid interest expenses of $nil, $1,391,911 and $nil to VSUN
[4]	In December 2024, the Company borrowed a loan of $5.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured in December 2025 and extended to December 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the year ended December 31, 2025, the Company borrowed a loan of $12.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured through March 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the year ended December 31, 2025 and 2024, the Company accrued interest expenses of $634,384 and $14,995, respectively.
[5]	For the year ended December 31, 2023, Fuji Solar paid offering cost of $1,179,129 on behalf of the Company. In the same year, the Company repaid offering cost of $1,098,104 to Fuji Solar. For the year ended December 31, 2024, the Company fully paid the remaining offering cost of $81,025 to Fuji Solar.